Financial information by segment, Revenues and Further Adjusted EBITDA (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($)
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	4	3
Revenue	$ 1,043,822	$ 1,008,381	$ 971,797
Further Adjusted EBITDA	$ 850,607	$ 779,310	763,310
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	2
Revenue	$ 793,557	$ 767,226	724,325
Further Adjusted EBITDA	$ 664,428	$ 569,193	538,427
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 130,799	$ 119,784	128,046
Further Adjusted EBITDA	93,858	106,140	106,492
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	95,998	95,096	95,137
Further Adjusted EBITDA	78,461	87,695	104,795
Water [Member]
Financial information by segment [Abstract]
Revenue	23,468	26,275	24,288
Further Adjusted EBITDA	13,860	16,282	13,596
North America [Member]
Financial information by segment [Abstract]
Revenue	357,177	332,705	337,061
Further Adjusted EBITDA	308,748	282,328	284,691
South America [Member]
Financial information by segment [Abstract]
Revenue	123,214	120,797	118,764
Further Adjusted EBITDA	100,234	108,766	124,599
EMEA [Member]
Financial information by segment [Abstract]
Revenue	563,431	554,879	515,972
Further Adjusted EBITDA	$ 441,625	$ 388,216	$ 354,020